FINANCIAL INSTRUMENTS & RISK - Undrawn Borrowing Facilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Related party long-term payables
Borrowings	SFr 4,676.8	SFr 5,425.7
Sunrise Holding Revolving Facility
Related party long-term payables
Facility amount (in borrowing currency)	685.8	694.6
Ancillary Facility
Related party long-term payables
Facility amount (in borrowing currency)	56.4	21.4
Borrowings	SFr 23.8	SFr 21.4